Fair Value Measurements (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2018	Dec. 31, 2017
Fair Value Disclosures [Abstract]
Schedule of Fair Value, Assets and Liabilities Measured on Recurring Basis
The following table presents the fair value hierarchy for those assets and liabilities measured at fair value on a recurring basis as of March 31, 2018 and December 31, 2017, respectively:

	March 31, 2018
	Level 1	Level 2	Level 3	Total
	(In millions)
Fixed maturity securities available for sale:
U.S. government and agencies	$—	$245	$—	$245
State and political subdivisions	—	230	—	230
Corporate debt securities	—	1,183	13	1,196
Mortgage-backed/asset-backed securities	—	53	—	53
Foreign government bonds	—	58	—	58
Preferred securities	23	293	—	316
Equity securities	677	—	—	677
Other long-term investments	—	—	101	101
Total assets	$700	$2,062	$114	$2,876

	December 31, 2017
	Level 1	Level 2	Level 3	Total
	(In millions)
Fixed maturity securities available for sale:
U.S. government and agencies	$—	$195	$—	$195
State and political subdivisions	—	391	—	391
Corporate debt securities	—	1,117	—	1,117
Mortgage-backed/asset-backed securities	—	56	—	56
Foreign government bonds	—	57	—	57
Preferred securities	23	296	—	319
Equity securities	681	—	—	681
Total assets	$704	$2,112	$—	$2,816

The following table presents our fair value hierarchy for those assets measured at fair value on a recurring basis as of December 31, 2017 and 2016, respectively:

	December 31, 2017
	Level 1	Level 2	Level 3	Total
	(In millions)
Assets:
Fixed-maturity securities available for sale:
U.S. government and agencies	$—	$195	$—	$195
State and political subdivisions	—	391	—	391
Corporate debt securities	—	1,117	—	1,117
Foreign government bonds	—	57	—	57
Mortgage-backed/asset-backed securities	—	56	—	56
Preferred stock available for sale	23	296	—	319
Equity securities available for sale	681	—	—	681
Total	$704	$2,112	$—	$2,816

	December 31, 2016
	Level 1	Level 2	Level 3	Total
	(In millions)
Fixed-maturity securities available for sale:
U.S. government and agencies	$—	$117	$—	$117
State and political subdivisions	—	615	—	615
Corporate debt securities	—	1,508	—	1,508
Foreign government bonds	—	109	—	109
Mortgage-backed/asset-backed securities	—	58	—	58
Preferred stock available for sale	32	283	—	315
Equity securities available for sale	386	—	—	386
Total	$418	$2,690	$—	$3,108